Consolidated Statements of Changes in Shareholders' Equity (CAD) In Thousands, unless otherwise specified	Total	Share Capital	Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income/(Loss)
Balance at Dec. 31, 2010		2,548,631	20,156		(100,631)
Increase (decrease) in equity
Stock Option Plan - cash		11,626
Stock Option Plan - non cash		9,371
Dividend Reinvestment Plan	52,400	52,375
Stock Option Plan - exercised	9,371		(9,371)
Stock Option Plan - expensed	12,330		12,330
Net income/(loss)	12,811			12,811
Dividends	(388,904)			(388,904)
Changes due to marketable securities (net of tax)
Unrealized gains/(losses)	685				685
Change in cumulative translation adjustment	11,931				11,931
Balance at Dec. 31, 2011	2,181,010	2,622,003	23,115	(376,093)	(88,015)
Increase (decrease) in equity
Public offering		330,618
Stock Option Plan - cash		1,180
Stock Option Plan - non cash		1,119
Dividend Reinvestment Plan	19,200	19,150
Stock Dividend Plan		23,612
Stock Option Plan - exercised	1,119		(1,119)
Stock Option Plan - expensed	10,297		10,297
Net income/(loss)	(270,697)			(270,697)
Dividends	(301,560)			(301,560)
Changes due to marketable securities (net of tax)
Unrealized gains/(losses)	(10,115)				(10,115)
Change in cumulative translation adjustment	(32,255)				(32,255)
Balance at Dec. 31, 2012	1,951,240	2,997,682	32,293	(948,350)	(130,385)
Increase (decrease) in equity
Stock Option Plan - cash		14,838
Stock Option Plan - non cash		3,108
Stock Dividend Plan		46,211
Stock Option Plan - exercised	3,108		(3,108)
Stock Option Plan - expensed	9,213		9,213
Net income/(loss)	47,976			47,976
Dividends	(216,864)			(216,864)
Changes due to marketable securities (net of tax)
Unrealized gains/(losses)	7,136				7,136
Realized gains reclassified to net income	(315)				(315)
Change in cumulative translation adjustment	72,867				72,867
Balance at Dec. 31, 2013	1,932,302	3,061,839	38,398	(1,117,238)	(50,697)